Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation [Abstract]
Schedule of Subsidiary
Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity
Versus Systems (Holdco) Inc.	United States of America	81.9%	Holding Company
Versus Systems UK, Ltd.	United Kingdom	81.9%	Sales Company
Versus LLC	United States of America	81.9%	Technology Company
Xcite Interactive, Inc.	United States of America	100.0%	Technology Company

Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity
Versus Systems (Holdco) Inc.	United States of America	81.9%	Holding Company
Versus Systems UK, Ltd.	United Kingdom	81.9%	Sales Company
Versus LLC	United States of America	81.9%	Technology Company
Xcite Interactive, Inc.	United States of America	100.0%	Technology Company